MARCH 2023	HIT’s Impact In Boston Communities

Charlestown
9/10
24
Winthrop
East Boston
Cambridge
12
22
West End
11
North End
7
Beacon Hill
Downtown
Allston/Brighton
8
Back Bay
27
38
Fenway/ Kenmore
17
4
36/37
South End
South Boston
20
1
41
28
29
30
31
32
33
34
35
Mission Hill
5
6
14
Brookline
25
26
2
21
Roxbury
16
Jamaica Plain
Dorchester
39
15
23
Roslindale
West Roxbury
Mattapan
40
13
3
Quincy
18
Hyde Park
19

HIT Projects Since Inception (1984)*

PROJECT		NEIGHBORHOOD	UNITS	AFFORDABLE

1	95 Saint	Mission Hill	115	15
2	225 Centre Street*	Jamaica Plain	103	35
3	Adams Square Assisted Living	Dorchester	100	100
4	Anna Bissonnette House	South End	41	40
5	Back of the Hill	Jamaica Plain	125	125
6	Bay View Residence	South Boston	67	67
7	Blackstone Apartments	Beacon Hill	145	145
8	Boston Back Bay Board & Care	Back Bay	85	85
9/10	Building 104**	Charlestown	46	9
11	Casa Maria Apartments	North End	85	85
12	Charlesview Apartments	Allston/Brighton	240	240
13	Cote Village	Mattapan	76	76
14	Dudley Municipal Center*	Roxbury	—	—
15	Franklin Hill 1B	Dorchester	24	24
16	Franklin Park Apartments	Dorchester	220	220
17	Franklin Square Apartments	South End	193	193
18	Georgetowne Homes One	Hyde Park	601	601
19	Georgetowne Homes Two	Hyde Park	366	366
20	Hemenway Apartments	Mission Hill	183	183
21	Horizons Watermark*	Roxbury	—	—
PROJECT		NEIGHBORHOOD	UNITS	AFFORDABLE

22	Lowell Square/West End Place	West End	183	106
23	Lucerne Gardens	Dorchester	48	48
24	Maverick Landing	East Boston	92	71
25	Mildred Hailey 1A	Jamaica Plain	100	100
26	Mildred Hailey 1B	Jamaica Plain	123	123
27	Oak Street Terrace	Chinatown	88	88
28	Old Colony—Phase 1	South Boston	116	116
29	Old Colony—Phase 2A	South Boston	45	45
30	Old Colony—Phase 2B	South Boston	84	84
31	Old Colony—Phase 3A	South Boston	135	135
32	Old Colony—Phase 3B	South Boston	115	115
33	Old Colony—Phase 3C	South Boston	55	55
34	Old Colony—Phase 4	South Boston	104	104
35	Old Colony—Phase 5	South Boston	104	104
36/37	Rollins Square**	South End	184	52
38	South Cove Manor	Chinatown	100	100
39	The Carruth	Dorchester	116	74
40	Washington Beech	Roslindale	56	56
41	Whittier Street	Roxbury	119	107

TOTAL			4,782	4,292

*Includes projects allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.

** 2 investments

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

The projects shown on this table may not reflect HIT’s current portfolio for any or all ofthe following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com